Supplemental Disclosures of Cash Flow Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Supplemental Cash Flow Elements [Abstract]
Cash paid for interest	$ 78,902	$ 73,664	$ 71,011
Cash paid for income taxes	$ 155,771	$ 124,342	$ 46,774